Accounts Receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable, net
Accounts receivable		40,212	16,294
Less: Allowance for doubtful accounts		(110)
Accounts receivable, net	$ 6,437	40,102	16,294